Provisions for employee benefits (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 12,474,408	$ 12,125,648	$ 11,181,604
Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Assets of benefit plan	12,471,163	12,123,175
Variable yield [Member] | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	605,380	305,052
Other local currency [Member] | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2,337,580	2,910,083
Other foreign currency [Member] | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	503,653	300,878
Bonds of private entities [Member] | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	2,967,030	2,880,958
Other public bonds | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,149,200	693,061
Bonds of foreign entities [Member] | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	558,920	622,817
Bonds issued by the national government | Pension Trust [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	$ 4,349,400	$ 4,410,326